Long-Term Debt - Additional Information (Detail) € in Millions							1 Months Ended			12 Months Ended
	Oct. 03, 2018 USD ($)	Oct. 03, 2018 EUR (€)	Oct. 01, 2018 EUR (€)	Apr. 25, 2018 USD ($)	Apr. 03, 2018 USD ($)	Apr. 03, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Jul. 31, 2016 USD ($)	Feb. 28, 2015 USD ($)	Mar. 31, 2019 USD ($) instrument	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 USD ($) instrument	Mar. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Number of debt instruments held | instrument										2		3
Proceeds from 364-day term loan facility										$ 492,400,000		$ 0	$ 0
Repayments of Short-term Debt										458,800,000		0	0
Loss on early debt extinguishment										1,000,000		26,100,000	0
Repayment of senior unsecured notes										0		400,000,000	$ 0
Letters of Credit Outstanding, Amount										9,500,000
Senior Unsecured Notes Due First October Two Zero Two Six [Member]
Debt Instrument [Line Items]
Unamortized balance of debt issuance costs										5,700,000
Proceeds from long-term borrowings	$ 458,800,000	€ 400.0	€ 400.0							$ 449,400,000
Interest rate (as percent)										3.625%
Loss on early debt extinguishment										$ (1,000,000)
Debt issuance cost amortization period			8 years
Frequency of payments										Interest is payable semi-annually in arrears on 1 October and 1 April of each year	Interest is payable semi-annually in arrears on 1 October and 1 April of each year
Senior Unsecured Notes Due First October Two Zero Two Six [Member] | Level 1 [Member]
Debt Instrument [Line Items]
Estimated fair value of senior unsecured notes										$ 456,900,000
Senior Unsecured Notes Due 15 February 2023 [Member]
Debt Instrument [Line Items]
Proceeds from long-term borrowings									$ 325,000,000
Interest rate (as percent)									5.875%	5.875%
Loss on early debt extinguishment												26,100,000
Aggregate principal amount after re-offering								$ 400,000,000
Redemption premium												19,500,000
Unamortized financing costs												6,600,000
Repayment of senior unsecured notes							$ 400,000,000
Senior Unsecured Notes Due 15 February 2023 Re-offering [Member]
Debt Instrument [Line Items]
Proceeds from long-term borrowings								$ 75,000,000
Interest rate (as percent)								5.875%
Aggregate Principal Amount of Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Proceeds from long-term borrowings							800,000,000
Aggregate Principal Amount of Senior Unsecured Notes [Member] | Global Exchange Market Listing [Member]
Debt Instrument [Line Items]
Proceeds from long-term borrowings				$ 800,000,000							€ 400.0
Aggregate Principal Amount of Senior Unsecured Notes [Member] | Level 1 [Member]
Debt Instrument [Line Items]
Estimated fair value of senior unsecured notes										$ 774,000,000
Senior Unsecured Notes Due 15 January 2025 [Member]
Debt Instrument [Line Items]
Unamortized balance of debt issuance costs										$ 5,200,000		6,100,000
Proceeds from long-term borrowings							$ 400,000,000
Interest rate (as percent)										4.75%
Debt issuance cost amortization period							7 years
Frequency of payments										Interest is payable semi-annually in arrears on 15 January and 15 July of each year	Interest is payable semi-annually in arrears on 15 January and 15 July of each year
Senior Unsecured Notes Due15 January 2028 [Member]
Debt Instrument [Line Items]
Unamortized balance of debt issuance costs										$ 5,600,000		$ 6,200,000
Proceeds from long-term borrowings							$ 400,000,000
Interest rate (as percent)										5.00%
Debt issuance cost amortization period							10 years
Frequency of payments										Interest is payable semi-annually in arrears on 15 January and 15 July of each year	Interest is payable semi-annually in arrears on 15 January and 15 July of each year
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Weighted average interest rate on total outstanding debt (as percent)										4.30%		3.20%
Maximum borrowing capacity														$ 500,000,000.0
Unsecured revolving credit facility, amount of increase														$ 250,000,000.0
Amortization period										5 years	5 years
Unamortized balance of debt issuance costs										$ 2,600,000		$ 3,300,000
Amount drawn under line of credit										$ 150,000,000		$ 100,000,000
Credit facility interest rate description												The base rate is calculated as the highest of (x) the rate that the administrative agent announces from time to time as its prime lending rate, as in effect from time to time, (y) 1/2 of 1% in excess of the overnight Federal Funds Rate, and (z) LIBOR for an interest period of one month plus 1.00%.
Credit facility alternate applicable interest rate, commitment fee (as percent)										0.25%
Credit facility alternate applicable interest rate, LIBOR loans (as percent)										1.50%
Credit facility alternate applicable interest rate, base rate loans (as percent)										0.50%
Debt covenant description in credit facility agreement										The Revolving Credit Facility agreement contains certain covenants that, among other things, restrict JHIGL and its restricted subsidiaries’ ability to incur indebtedness and grant liens other than certain types of permitted indebtedness and permitted liens, make certain restricted payments, and undertake certain types of mergers or consolidations actions. In addition, the Company: (i) must not exceed a maximum ratio of net debt to earnings before interest, tax, depreciation and amortization, excluding all asbestos-related liabilities, assets, income, gains, losses and charges other than AICF payments, all AICF selling, general and administrative (“SG&A”) expenses, all Australian Securities and Investment Commission (“ASIC”)-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses and (ii) must meet or exceed a minimum ratio of earnings before interest,	The Revolving Credit Facility agreement contains certain covenants that, among other things, restrict JHIGL and its restricted subsidiaries’ ability to incur indebtedness and grant liens other than certain types of permitted indebtedness and permitted liens, make certain restricted payments, and undertake certain types of mergers or consolidations actions. In addition, the Company: (i) must not exceed a maximum ratio of net debt to earnings before interest, tax, depreciation and amortization, excluding all asbestos-related liabilities, assets, income, gains, losses and charges other than AICF payments, all AICF selling, general and administrative (“SG&A”) expenses, all Australian Securities and Investment Commission (“ASIC”)-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses and (ii) must meet or exceed a minimum ratio of earnings before interest,
Line of Credit Facility, Remaining Borrowing Capacity										$ 340,500,000
Revolving Credit Facility [Member] | Treasury Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Percent of Excess Amount of Basis Spread												0.50%
Debt Instrument, Excess of Basis Spread As Percent												1.00%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)												1.00%
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment fee percentage (as percent)										0.20%	0.20%
Revolving Credit Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)										1.25%	1.25%
Revolving Credit Facility [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)										0.25%	0.25%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee percentage (as percent)										0.35%	0.35%
Revolving Credit Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)										2.00%	2.00%
Revolving Credit Facility [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)										1.00%	1.00%
364-Day Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, term												364 days
Proceeds from 364-day term loan facility					$ 492,400,000	€ 400.0
Repayments of Short-term Debt | €											€ 400.0
Revolving Credit Facility and Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate on total outstanding debt (as percent)										4.40%		4.70%
Weighted average term of debt										6 years 3 months 19 days	6 years 3 months 19 days	6 years 10 months 25 days